Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)[7]	Adjusted EBITDA (millions)[8]
					Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(j)
2025	$2,375,524	$2,653,792	$1,064,568	$1,154,753	$21.88	$105.18	$78.30	($5.78)
2024	$1,874,870	$962,516	$979,443	$694,812	$17.73	$101.11	($114.76)	($15.12)
2023	$2,236,758	$1,498,472	$1,042,877	$788,430	$35.30	$104.28	($99.59)	($8.30)
2022	$2,486,134	($7,379,573)	$1,113,253	($1,715,342)	$39.54	$106.56	($37.33)	$13.70
2021	$5,132,821	$9,636,047	$1,916,321	$3,122,660	$134.85	$140.28	($275.53)	$21.24

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Shelton (our Chief Executive Officer) in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shelton, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shelton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shelton’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$2,375,524	($499,169)	$777,437	$2,653,792
2024	$1,874,870	($512,573)	($399,781)	$962,516
2023	$2,236,758	($1,371,161)	$632,875	$1,498,472
2022	$2,486,134	($1,694,572)	($8,171,135)	($7,379,573)
2021	$5,132,821	($3,814,383)	$8,317,609	$9,636,047

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$674,307	$85,500	$69,190	($51,560)	$—	$—	$777,437
2024	$203,460	($577,750)	$29,990	($55,481)	$—	$—	($399,781)
2023	$775,296	($254,012)	$92,209	$19,382	$—	$—	$632,875
2022	$886,794	($6,226,290)	$188,681	($3,020,320)	$—	$—	($8,171,135)
2021	$3,619,780	$2,441,618	$441,532	$1,814,679	$—	$—	$8,317,609

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shelton) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Shelton) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Robert Stefanovich, Mark Sawicki and Edward Zecchini; and (ii) for 2023, 2022 and 2021, Robert Stefanovich and Mark Sawicki.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shelton), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shelton) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shelton) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,064,568	($151,699)	$241,883	$1,154,753
2024	$979,443	($236,060)	($48,572)	$694,812
2023	$1,042,877	($495,240)	$240,793	$788,430
2022	$1,113,253	($612,303)	($2,216,292)	($1,715,342)
2021	$1,916,321	($1,232,621)	$2,438,960	$3,122,660

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$204,867	$29,727	$21,218	($13,930)	$—	$—	$241,883
2024	$95,153	($137,775)	$13,094	($19,043)	$—	$—	($48,572)
2023	$283,952	($83,005)	$31,637	$8,210	$—	$—	$240,793
2022	$324,361	($1,766,265)	$64,724	($839,112)	$—	$—	($2,216,292)
2021	$1,166,153	$651,097	$147,179	$474,531	$—	$—	$2,438,960

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 1500 Life Sciences Tools & Services Industry Index.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net loss adjusted for net interest expense, income taxes, depreciation and amortization expense, stock-based compensation expense, acquisition and integration costs, cost reduction initiatives, investment income, unrealized (gain)/loss on investments, foreign currency (gain)/loss, gain on insurance claim, gain on extinguishment of debt, impairment loss, changes in fair value of contingent consideration and charges or gains resulting from non-recurring events, as applicable.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Shelton (our Chief Executive Officer) in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shelton) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Shelton) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Robert Stefanovich, Mark Sawicki and Edward Zecchini; and (ii) for 2023, 2022 and 2021, Robert Stefanovich and Mark Sawicki.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 1500 Life Sciences Tools & Services Industry Index.

PEO Total Compensation Amount	$ 2,375,524	$ 1,874,870	$ 2,236,758	$ 2,486,134	$ 5,132,821
PEO Actually Paid Compensation Amount	$ 2,653,792	962,516	1,498,472	(7,379,573)	9,636,047
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shelton, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shelton during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shelton’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards Granted in the Year(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$2,375,524	($499,169)	$777,437	$2,653,792
2024	$1,874,870	($512,573)	($399,781)	$962,516
2023	$2,236,758	($1,371,161)	$632,875	$1,498,472
2022	$2,486,134	($1,694,572)	($8,171,135)	($7,379,573)
2021	$5,132,821	($3,814,383)	$8,317,609	$9,636,047

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$674,307	$85,500	$69,190	($51,560)	$—	$—	$777,437
2024	$203,460	($577,750)	$29,990	($55,481)	$—	$—	($399,781)
2023	$775,296	($254,012)	$92,209	$19,382	$—	$—	$632,875
2022	$886,794	($6,226,290)	$188,681	($3,020,320)	$—	$—	($8,171,135)
2021	$3,619,780	$2,441,618	$441,532	$1,814,679	$—	$—	$8,317,609

Non-PEO NEO Average Total Compensation Amount	$ 1,064,568	979,443	1,042,877	1,113,253	1,916,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,154,753	694,812	788,430	(1,715,342)	3,122,660
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shelton), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shelton) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shelton) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards Granted in the Year(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,064,568	($151,699)	$241,883	$1,154,753
2024	$979,443	($236,060)	($48,572)	$694,812
2023	$1,042,877	($495,240)	$240,793	$788,430
2022	$1,113,253	($612,303)	($2,216,292)	($1,715,342)
2021	$1,916,321	($1,232,621)	$2,438,960	$3,122,660

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” in the Summary Compensation Table for the applicable year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$204,867	$29,727	$21,218	($13,930)	$—	$—	$241,883
2024	$95,153	($137,775)	$13,094	($19,043)	$—	$—	($48,572)
2023	$283,952	($83,005)	$31,637	$8,210	$—	$—	$240,793
2022	$324,361	($1,766,265)	$64,724	($839,112)	$—	$—	($2,216,292)
2021	$1,166,153	$651,097	$147,179	$474,531	$—	$—	$2,438,960

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shelton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Shelton) is generally aligned with the Company’s cumulative TSR over the last five completed fiscal years presented in the graph. The graph also compares the Company’s cumulative TSR to the TSR of our peer group, which we have identified for this purpose as the S&P Composite 1500—Life Sciences Tools and Services. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The amount of compensation actually paid to Mr. Shelton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Shelton) is compared to the Company’s net loss over the last five completed fiscal years presented in the following graph.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The amount of compensation actually paid to Mr. Shelton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Shelton) is compared to the Company’s Adjusted EBITDA over the five completed fiscal years in the following graph. As described in more detail in the section “Compensation Discussion and Analysis,” the Company uses Adjusted EBITDA as one of the Base Financial Goals under the Bonus Plan.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shelton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Shelton) is generally aligned with the Company’s cumulative TSR over the last five completed fiscal years presented in the graph. The graph also compares the Company’s cumulative TSR to the TSR of our peer group, which we have identified for this purpose as the S&P Composite 1500—Life Sciences Tools and Services. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our business for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Adjusted EBITDA
•	TSR

Total Shareholder Return Amount	$ 21.88	17.73	35.3	39.54	134.85
Peer Group Total Shareholder Return Amount	105.18	101.11	104.28	106.56	140.28
Net Income (Loss)	$ 78,300,000	$ (114,760,000)	$ (99,590,000)	$ (37,330,000)	$ (275,530,000)
Company Selected Measure Amount	(5,780,000)	(15,120,000)	(8,300,000)	13,700,000	21,240,000
PEO Name	Mr. Shelton	Mr. Shelton	Mr. Shelton	Mr. Shelton	Mr. Shelton
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$674,307	$85,500	$69,190	($51,560)	$—	$—	$777,437
2024	$203,460	($577,750)	$29,990	($55,481)	$—	$—	($399,781)
2023	$775,296	($254,012)	$92,209	$19,382	$—	$—	$632,875
2022	$886,794	($6,226,290)	$188,681	($3,020,320)	$—	$—	($8,171,135)
2021	$3,619,780	$2,441,618	$441,532	$1,814,679	$—	$—	$8,317,609

(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$204,867	$29,727	$21,218	($13,930)	$—	$—	$241,883
2024	$95,153	($137,775)	$13,094	($19,043)	$—	$—	($48,572)
2023	$283,952	($83,005)	$31,637	$8,210	$—	$—	$240,793
2022	$324,361	($1,766,265)	$64,724	($839,112)	$—	$—	($2,216,292)
2021	$1,166,153	$651,097	$147,179	$474,531	$—	$—	$2,438,960

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
Adjusted EBITDA is defined as net loss adjusted for net interest expense, income taxes, depreciation and amortization expense, stock-based compensation expense, acquisition and integration costs, cost reduction initiatives, investment income, unrealized (gain)/loss on investments, foreign currency (gain)/loss, gain on insurance claim, gain on extinguishment of debt, impairment loss, changes in fair value of contingent consideration and charges or gains resulting from non-recurring events, as applicable.

Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (499,169)	$ (512,573)	$ (1,371,161)	$ (1,694,572)	$ (3,814,383)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	777,437	(399,781)	632,875	(8,171,135)	8,317,609
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	674,307	203,460	775,296	886,794	3,619,780
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,500	(577,750)	(254,012)	(6,226,290)	2,441,618
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,190	29,990	92,209	188,681	441,532
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,560)	(55,481)	19,382	(3,020,320)	1,814,679
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,699)	(236,060)	(495,240)	(612,303)	(1,232,621)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,883	(48,572)	240,793	(2,216,292)	2,438,960
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,867	95,153	283,952	324,361	1,166,153
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,727	(137,775)	(83,005)	(1,766,265)	651,097
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,218	13,094	31,637	64,724	147,179
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,930)	(19,043)	8,210	(839,112)	474,531
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0